Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized	Gross unrealized		Fair
($ in thousands)	cost	Gains	Losses	value
December 31, 2012
U.S. government and agencies	$86,428	$5,659	$—	$92,087
Municipal	2,499	401	—	2,900
Corporate	178,824	13,173	(29)	191,968
Foreign government	4,999	265	—	5,264
RMBS	28,239	1,498	—	29,737
CMBS	8,335	268	—	8,603

Total fixed income securities	$309,324	$21,264	$(29)	$330,559

December 31, 2011
U.S. government and agencies	$84,059	$5,943	$—	$90,002
Municipal	2,499	399	—	2,898
Corporate	169,820	12,105	(99)	181,826
Foreign government	4,998	239	—	5,237
RMBS	40,089	2,427	(9)	42,507
CMBS	8,514	360	(518)	8,356
ABS	2,806	8	—	2,814

Total fixed income securities	$312,785	$21,481	$(626)	$333,640

Schedule for Fixed Income Securities Based on Contractual Maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2012:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$33,429	$34,027
Due after one year through five years	132,690	141,438
Due after five years through ten years	93,657	103,296
Due after ten years	12,974	13,458

	272,750	292,219
RMBS and CMBS	36,574	38,340

Total	$309,324	$330,559

Schedule of Net Investment Income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$12,138	$12,133	$12,480
Short-term and other investments	20	11	21

Investment income, before expense	12,158	12,144	12,501
Investment expense	(568)	(308)	(434)

Net investment income	$11,590	$11,836	$12,067

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

	Fair value	Gross unrealized		Unrealized net gains (losses)
($ in thousands)		Gains	Losses
December 31, 2012
Fixed income securities	$330,559	$21,264	$(29)	$21,235
Short-term investments	24,203	1	—	1

Unrealized net capital gains and losses, pre-tax				21,236
Deferred income taxes				(7,433)

Unrealized net capital gains and losses, after-tax				$13,803

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2011
Fixed income securities	$333,640	$21,481	$(626)	$20,855
Short-term investments	12,974	—	—	—

Unrealized net capital gains and losses, pre-tax				20,855
Deferred income taxes				(7,299)

Unrealized net capital gains and losses, after-tax				$13,556

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$380	$5,247	$7,052
Short-term investments	1	—	—

Total	381	5,247	7,052
Deferred income taxes	(134)	(1,836)	(2,468)

Increase in unrealized net capital gains and losses	$247	$3,411	$4,584

Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income securities that have been in a continuous unrealized loss position for less than twelve months. No securities have been in a continuous unrealized loss position for more than twelve months as of December 31, 2012 or 2011.

($ in thousands)	Number of issues	Fair value	Unrealized losses
December 31, 2012
Corporate	1	$1,936	$(29)

Total	1	$1,936	$(29)

December 31, 2011
Corporate	1	$5,161	$(99)
RMBS	1	1,075	(9)
CMBS	1	1,484	(518)

Total	3	$7,720	$(626)